Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of Income Tax Contingencies [Table Text Block]
The following table summarizes the changes in gross unrecognized tax benefits for the years ended December 31, (in millions):

	2011	2010
Unrecognized tax benefits balance at January 1,	$96.8	$147.9
Increase in tax positions for prior years	7.9	8.0
Decreases in tax positions for prior years	—	(41.9)
Increases in tax positions for current year	15.1	16.7
Settlements with taxing authorities	—	(31.1)
Lapse of statute of limitations	(30.3)	(2.8)
Unrecognized tax benefits balance at December 31,	$89.5	$96.8

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following for the years ended December 31, (in millions):

	2011	2010	2009
Current:
Federal	$(36.7)	$(63.6)	$56.4
State	5.1	(0.5)	8.1
Foreign	57.5	76.6	62.6
Total current	25.9	12.5	127.1
Deferred	(8.0)	(6.9)	15.7
Total provision	$17.9	$5.6	$142.8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. statutory rate to the effective income tax rate is as follows for the years ended December 31,:

	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
Add (deduct) effect of:
State income taxes, net of federal income tax effect	2.2	1.8	1.2
Foreign tax credit	(12.2)	(10.1)	(7.4)
Foreign rate differential	(20.3)	(0.2)	1.1
Resolution of tax contingencies, net of increases	(20.3)	(20.3)	3.1
Tax basis differential on goodwill impairment	38.0	—	—
Valuation allowance reserve increase (decrease)	0.7	(2.5)	0.9
Stock compensation	1.5	1.9	1.7
Other	(12.9)	(3.7)	(2.3)
Effective rate	11.7%	1.9%	33.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of net deferred tax assets are as follows as of December 31, (in millions):

	2011	2010
Deferred tax assets:
Accruals not currently deductible for tax purposes	$153.1	$187.2
Postretirement liabilities	65.6	69.2
Inventory reserves	5.8	—
Pension liabilities	174.7	97.2
Self-insurance liability	3.9	27.1
Foreign tax credit carryforward	120.0	139.6
Foreign net operating losses	339.4	321.5
Other	147.6	136.8
Total gross deferred tax assets	1,010.1	978.6
Less valuation allowance	(441.6)	(419.8)
Net deferred tax assets after valuation allowance	$568.5	$558.8
Deferred tax liabilities:
Accelerated depreciation	$(67.4)	$(53.8)
Amortizable intangibles	(253.3)	(283.3)
Other	(9.6)	(3.9)
Total gross deferred tax liabilities	$(330.3)	$(341.0)
Net deferred tax assets	$238.2	$217.8

Current deferred income tax assets	$130.7	$179.2
Current deferred income tax liabilities	(10.4)	—
Noncurrent deferred income tax assets	120.2	38.6
Noncurrent deferred income tax liabilities	(2.3)	—
	$238.2	$217.8